Interest Income - Schedule of Components of Interest Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Loans held for sale					$ 20,299	$ 18,563	$ 2,946
Other					2,692	3,792	5,383
Interest Income	$ 5,693	$ 6,593	$ 16,306	$ 17,472	$ 22,991	$ 22,355	$ 8,329